Putnam
International
Fund

SEMIANNUAL REPORT

February 28, 1998

[LOGO: BOSTON * LONDON * TOKYO]



The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 2/28/98. Additional details, including fund strategy, performance, and manager's outlook, will be provided in the annual report, which will cover the 12 months ended 8/31/98.



Portfolio of investments owned
February 28, 1998 (Unaudited)


COMMON STOCKS  (99.6%) *
NUMBER OF SHARES                                                                                       VALUE

Australia (1.4%)
------------------------------------------------------------------------------------------------------------
         10,164  Goodman Fielder Ltd.                                                          $      17,537
          1,000  Rio Tinto Ltd.                                                                       13,097
          4,000  Westpac Banking Corp.                                                                27,661
                                                                                              --------------
                                                                                                      58,295

Austria (0.7%)
------------------------------------------------------------------------------------------------------------
            200  VA Technolgies AG                                                                    27,622

Belgium (0.6%)
------------------------------------------------------------------------------------------------------------
            100  Electrabel S.A.                                                                      24,273

Denmark (0.3%)
------------------------------------------------------------------------------------------------------------
            200  Danisco A/S                                                                          12,531

Finland (1.0%)
------------------------------------------------------------------------------------------------------------
            400  Oy Nokia AB Class A                                                                  40,058

France (8.2%)
------------------------------------------------------------------------------------------------------------
            200  Cie Financiere de Paribas                                                            11,414
            200  Compagnie Generale des Eaux                                                          31,477
            600  Elf Aquitaine S.A.                                                                   68,310
            100  L'OREAL                                                                              45,047
            400  Lafarge Bearer                                                                       29,525
          1,414  Michelin Corp. Class B                                                               87,576
            103  Societe Generale                                                                     15,534
            400  Total Corp. ADR                                                                      22,125
            200  Total Corp. Class B                                                                  21,948
                                                                                              --------------
                                                                                                     332,956

Germany (10.3%)
------------------------------------------------------------------------------------------------------------
          2,000  Bayer AG                                                                             84,298
            100  Bayerische Motoren Werke (BMW) AG                                                   100,826
          1,000  Deutsche Bank AG                                                                     68,678
          2,500  Deutsche Telekom AG                                                                  50,482
            100  Mannesmann AG                                                                        60,055
            800  Veba AG                                                                              53,664
                                                                                              --------------
                                                                                                     418,003
Hong Kong (1.7%)
------------------------------------------------------------------------------------------------------------
          6,000  Amoy Properties Ltd.                                                                  5,076
          2,000  Dao Heng Holdings                                                                     5,735
          1,000  Guoco Group Ltd.                                                                      2,545
          2,000  Hong Kong and China Gas Co., Ltd.                                                     3,591
          3,000  Hutchison Whampoa Ltd.                                                               21,215
          4,000  Sun Hung Kai Properties Ltd.                                                         29,966
                                                                                              --------------
                                                                                                      68,128

Ireland (3.4%)
------------------------------------------------------------------------------------------------------------
          4,261  Allied Irish Banks PLC                                                               55,468
          2,162  Bank of Ireland                                                                      41,411
          1,024  CRH PLC                                                                              12,562
          6,000  Greencore Group PLC                                                                  30,015
                                                                                              --------------
                                                                                                     139,456

Italy (2.4%)
------------------------------------------------------------------------------------------------------------
         12,800  Ente Nazionale Idrocarburi (ENI) SPA                                                 74,863
          5,000  Telecom Italia Mobile SPA                                                            22,905
                                                                                              --------------
                                                                                                      97,768

Japan (23.6%)
------------------------------------------------------------------------------------------------------------
          3,000  Bridgestone Corp.                                                                    69,258
          3,000  Canon, Inc.                                                                          68,782
          2,000  Dai Nippon Printing Co., Ltd.                                                        34,113
          2,000  Fuji Photo Film Co.                                                                  78,540
          1,000  Hirose Electric Co., Ltd.                                                            52,757
          1,000  Ito-Yokado Co., Ltd.                                                                 54,740
          1,000  KAO Corp.                                                                            13,566
          1,000  Kurita Water Industries Ltd.                                                         14,597
          1,000  Matsushita Electric Works Ltd.                                                        9,996
          7,000  Mitsui & Co. Ltd.                                                                    45,038
          1,000  Murata Manufacturing Co., Ltd.                                                       31,813
          2,000  Omron Tateisi Electronics                                                            32,368
          1,000  Onward Kashiyama Co., Ltd.                                                           14,280
          1,000  Promise Co., Ltd.                                                                    56,010
          1,000  Ricoh Co., Ltd.                                                                      10,710
          1,000  Rohm Co., Ltd.                                                                       99,167
          1,000  Sankyo Co., Ltd.                                                                     26,894
          1,000  Sony Corp.                                                                           90,440
          1,000  Tokyo Electron Ltd.                                                                  36,017
          2,000  Toyota Motor Corp.                                                                   55,375
          1,000  Yamanouchi Pharmaceutical Co., Ltd.                                                  24,355
          3,000  Yamato Transport Co., Ltd.                                                           37,842
                                                                                              --------------
                                                                                                     956,658
Netherlands (5.3%)
------------------------------------------------------------------------------------------------------------
          2,876  ABN AMRO Holding N.V.                                                                63,827
            200  Akzo-Nobel N.V.                                                                      40,602
            709  Internationale Nederlanden Groep (ING)                                               37,535
            600  Philips Electronics N.V.                                                             46,634
            400  Vendex International N.V.                                                            25,204
                                                                                              --------------
                                                                                                     213,802

New Zealand (0.2%)
------------------------------------------------------------------------------------------------------------
          1,500  Telecom Corp. of New Zealand Ltd.                                                     7,189

Norway (0.3%)
------------------------------------------------------------------------------------------------------------
          1,000  Christiana Bank & Trust                                                               4,263
            500  Saga Petroleum ASA Class B                                                            7,458
                                                                                              --------------
                                                                                                      11,721

Portugal (0.6%)
------------------------------------------------------------------------------------------------------------
            500  Portugal Telecom S.A.                                                                26,238

Spain (0.5%)
------------------------------------------------------------------------------------------------------------
            400  Banco de Bilbao Vizcaya (BBV)                                                        18,293

Sweden (5.8%)
------------------------------------------------------------------------------------------------------------
          2,000  Astra AB                                                                             40,372
            300  Electrolux AB                                                                        22,874
          1,000  Pharmacia & Upjohn, Inc. ADS                                                         40,497
          1,000  Sandvik AB Class A                                                                   28,248
            500  Skandia Forsakrings AB                                                               28,248
          1,300  Svenska Cellulosa AB (SCA) Class B                                                   29,573
          1,000  Telefonaktiebolaget LM Ericsson Class B                                              45,497
                                                                                              --------------
                                                                                                     235,309

Switzerland (10.7%)
------------------------------------------------------------------------------------------------------------
             40  ABB AG Besrer                                                                        54,645
             30  Julius Baer Holdings AG                                                              69,365
             60  Nestle S.A.                                                                         105,328
             55  Novartis AG                                                                         100,570
             30  United Bank of Switzerland (UBS) Bearer                                              46,844
            100  Zurich Insurance                                                                     54,645
                                                                                              --------------
                                                                                                     431,397

United Kingdom (22.6%)
------------------------------------------------------------------------------------------------------------
          8,195  B A T Industries PLC                                                                 81,685
          7,050  British Petroleum Co. PLC                                                            97,173
          3,500  Burmah Castrol PLC                                                                   60,216
          9,000  General Electric Co. PLC                                                             58,769
          3,289  HSBC Holdings PLC (75P)                                                             100,946
            800  HSBC Holdings PLC                                                                    23,146
          3,000  Molins PLC                                                                           15,889
          3,000  Rio Tinto PLC                                                                        40,462
          8,012  Scottish Power PLC                                                                   68,263
          9,000  Securicor Group PLC Class A                                                          53,736
          8,600  Shell Transportation & Trading                                                       61,461
          4,000  Smiths Industries PLC                                                                59,805
          5,000  Tomkins PLC                                                                          28,866
          3,000  Unilever PLC                                                                         27,139
         15,275  Vodafone Group PLC                                                                  135,678
                                                                                              --------------
                                                                                                     913,234
                                                                                              --------------
                 Total Common Stocks  (cost $3,266,340)                                        $   4,032,931

SHORT-TERM INVESTMENTS (0.8%) * (cost $33,010)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
       $33,000   Interest in $700,000,000 joint repurchase agreement
                    dated February 27, 1998, with Goldman, Sachs & Co.,
                    due March 2, 1998, with respect to various Treasury
                    obligations--maturity value of $33,016 for an effective
                    yield of 5.64%                                                             $      33,010
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $3,299,350) ***                                       $   4,065,941
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $4,050,789.

*** The aggregate identified cost on a tax basis is $3,299,696, resulting in gross unrealized appreciation and depreciation of $881,008 and $114,763, respectively, or net unrealized appreciation of $766,245.

    ADR or ADS after the name of a foreign holding stands for American
    Depository Receipts or American Depository Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

    The fund had the following industry concentrations greater than 10% at February 28, 1998 (as a percentage of net assets):

       Insurance and Finance                  19.2%
       Electronics and Electrical Equipment   11.6
       Oil and Gas                            10.3

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,299,350) (Note 1)                                                   $ 4,065,941
---------------------------------------------------------------------------------------------------
Dividends and other receivables                                                               3,493
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                          100
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                               11,182
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    3,483
---------------------------------------------------------------------------------------------------
Total assets                                                                            $ 4,084,199

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustiodian (Note 2)                                                             4,474
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                              7,244
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                  3,085
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                      290
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                  777
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                      7
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    3,662
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       13,871
---------------------------------------------------------------------------------------------------
Total liabilities                                                                            33,410
---------------------------------------------------------------------------------------------------
Net assets                                                                              $ 4,050,789

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                           3,316,718
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                    (9,873)
---------------------------------------------------------------------------------------------------
Distributions in excess of net realized gain on investments
and foreign currency transactions (Note 1)                                                  (22,642)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                       766,586
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                              $ 4,050,789

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per share ($4,050,789
divided by 388,847 shares)                                                                   $10.42
---------------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $10.42)*                                              $11.06
---------------------------------------------------------------------------------------------------
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,733)                                                  $ 14,287
--------------------------------------------------------------------------------------------------
Interest                                                                                       248
--------------------------------------------------------------------------------------------------
Total investment income                                                                     14,535

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                            14,987
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                               3,793
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                           1,204
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                20
--------------------------------------------------------------------------------------------------
Amortization of organization expense (Note 1)                                                   34
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      3,044
--------------------------------------------------------------------------------------------------
Registration fees                                                                               16
--------------------------------------------------------------------------------------------------
Auditing                                                                                     9,755
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,112
--------------------------------------------------------------------------------------------------
Postage                                                                                          4
--------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                             (7,790)
--------------------------------------------------------------------------------------------------
Total expenses                                                                              27,179
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                  (3,328)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                23,851
--------------------------------------------------------------------------------------------------
Net investment loss                                                                         (9,316)
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                           (21,760)
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                   (294)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                            98
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                               418,546
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                    396,590
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      $387,274
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                       Six months ended     Year ended
                                                                                            February 28      August 31
                                                                                                  1998*           1997
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           $     (9,316)        $   25,722
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       (22,054)            36,743
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                       418,644            396,071
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        387,274            458,536
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                                  (24,480)           (31,476)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                       (35,574)           (48,509)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                            59,917            141,025
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                387,137            519,576

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       3,663,652          3,144,076
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess and
undistributed net investment income of $9,873 and
$23,923, respectively)                                                                 $  4,050,789         $3,663,652
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                     ended                         For the period
Per-share                                                                          February 28      Year ended      Dec. 28, 1995+
operating performance                                                              (Unaudited)      August 31       to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $9.58            $8.58            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           (.02)             .07              .08
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    1.01             1.15               --
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .99             1.22              .08
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.06)            (.09)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.09)            (.13)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.15)            (.22)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $10.42            $9.58            $8.58
------------------------------------------------------------------------------------------------------------------------------------
Ratios and suplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                             10.59*           14.43             0.94*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $4,051           $3,664           $3,144
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b) (c)                                                          .72*            1.45              .98*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%) (c)                                                          (.25)*            .74              .96 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                14.16*           76.09            48.18*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                            $.0336           $.0413           $.0538
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return does not reflect the effect of sales charges.

(b)  Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expenses for the fund for the period ended February 28, 1998, August 31, 1997, and August 31, 1996,
    reflect a reduction of $0.02, $0.03, and $0.05 per share, respectively.




Notes to financial statements
February 28, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam International Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in equity securities of issues which have a principle place of business located outside of the United States or whose securities are principally traded on foreign markets.

The following is a summary of significant accounting policies followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 1998, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1998, fund expenses were reduced by $3,328 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is currently not making any payments pursuant to the Plan.

For the six months ended February 28, 1998, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sales of shares of the fund.

Note 3
Purchase and sales of securities

During the six months ended February 28, 1998, purchases and sales of investment securities other than short-term investments aggregated $594,027 and $515,928, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                         February 28, 1998
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                             773           $7,624
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         6,415           60,054
------------------------------------------------------------
                                      7,188           67,678

Shares
repurchased                            (798)          (7,761)
------------------------------------------------------------
Net increase                          6,390          $59,917
------------------------------------------------------------

                                            Year ended
                                          August 31, 1997
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                           8,856          $80,064
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         9,185           79,985
------------------------------------------------------------
                                     18,041          160,049

Shares
repurchased                          (2,035)         (19,024)
------------------------------------------------------------
Net increase                         16,006         $141,025
------------------------------------------------------------
Putnam Investments, Inc., owned 367,771 shares of the fund (94.58% of shares outstanding) valued at $3,832,174.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

John J. Morgan, Jr.
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President and Fund Manager

Seung Minn
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

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